Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net loss attributable to HUYA Inc.	$ (281,828)	¥ (1,937,689)		¥ (80,968)	¥ (625,627)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation of property and equipment	3,901	26,818		6,864	4,202
Amortization of acquired intangible assets	1,196	8,224		804	312
Allowance for doubtful accounts	92	632		500	0
Loss on disposal of property and equipment	1	5		1	0
Share-based compensation	32,971	226,695		40,108	52,098
Share of loss (income) in equity method investments, net of income taxes	(16,482)	(113,329)		151	0
Other non-cash expense	0	0		20,000	0
Deferred income taxes	(7,409)	(50,943)	[1]	0	0
Fair value loss of derivative liabilities	332,372	2,285,223		0	0
Short-term investments income	(370)	(2,541)		0	0
Foreign currency exchange gains	(7)	(51)		0	0
Changes in operating assets and liabilities:
Accounts receivable	(2,129)	(14,634)		(27,407)	(2,940)
Prepayments and other assets	(43,880)	(301,697)		(21,396)	(4,343)
Amounts due from related parties	(19,289)	(132,624)		(104,154)	(1,994)
Accounts payable	(539)	(3,709)		1,097	2,673
Amounts due to related parties	3,822	26,278		8,239	(3,783)
Deferred revenue	38,058	261,669		220,224	32,333
Advances from customers	1,519	10,441		3,822	140
Accrued liabilities and other current liabilities	62,351	428,693		174,559	126,478
Net cash (used in) provided by operating activities	104,350	717,461		242,444	(420,451)
Cash flows from investing activities
Placements of short-term deposits	(840,944)	(5,781,911)		(1,256,153)	(95,000)
Cash paid to purchase short-term deposits together with YY	0	0		(7,096)	0
Cash received in connection with purchasing short-term deposits together with YY	1,032	7,096
Maturities of short-term deposits	258,280	1,775,811		759,497
Placement of short-term investments	(125,628)	(863,753)
Maturities of short-term investments	82,341	566,132
Purchase of property and equipment	(10,880)	(74,804)		(37,167)	(3)
Purchase of intangible assets	(7,648)	(52,583)		(6,208)	(1,132)
Cash paid for long-term investments	(12,537)	(86,200)		(10,450)
Prepayment for long-term investments	(9,781)	(67,250)
Cash received from disposal of an investment	1,454	10,000
Cash paid for other non-current assets				(2,000)
Proceeds from disposal of property and equipment	1	10		16
Net cash used in investing activities	(664,310)	(4,567,452)		(559,561)	(96,135)
Cash flows from financing activities
Net increase in Parent Company investment				164,913	422,773
Capital injection from VIE of YY				100,000	100,000
Net proceeds from issuance of ordinary shares upon IPO	175,660	1,207,749
Net cash provided by financing activities	600,227	4,126,861		774,448	522,773
Net increase in cash and cash equivalents	40,267	276,870		457,331	6,187
Cash and cash equivalents at the beginning of the year	64,364	442,532		6,187
Effect of exchange rate changes on cash and cash equivalents	(1,508)	(10,383)		(20,986)
Cash and cash equivalents at the end of the year	103,123	709,019		442,532	¥ 6,187
Supplemental disclosure of cash flows information:
- Acquisition of property and equipment in form of accounts payable and amounts due to Parent Company	1,332	9,160		2,026
Series A Preferred Shares [Member]
Cash flows from financing activities
Proceeds from issuance of Series A Preferred Shares				¥ 509,535
Series B-2 Preferred Shares [Member]
Cash flows from financing activities
Proceeds from issuance of Series A Preferred Shares	$ 424,567	¥ 2,919,112

[1]	For the years ended December 31, 2016 and 2017, the Group has incurred net accumulated operating losses for income tax purposes since inception. As of December 31, 2016 and 2017, the Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets would not be utilized. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2016 and 2017.